Policyholder Account Balances (Schedule of Policyholder Account Balances) (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Policyholder Account Balance [Line Items]
Policyholder account balances	$ 113,972	$ 109,716
Variable Annuities [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	22,184	19,148	$ 12,145
UL and Other [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	37,258	37,719
Fixed Annuities [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	23,338	22,522
Other Operations [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	6,054	6,748
Other Operations [Member] | Reinsurance Agreement [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	5,700	6,300
Retirement Plan Services Segment [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	$ 25,138	$ 23,579